Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of computation of earnings per share
The following table sets forth the computation of basic and diluted net income per common share attributable to Arcos Dorados Holdings Inc. for all years presented:

	For the fiscal years ended December 31,
	2024	2023	2022
Net income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$148,759	$181,274	$140,343
Weighted-average number of common shares outstanding - Basic	210,660,590	210,632,812	210,552,173
Incremental shares from vesting of restricted share units	—	—	74,925
Weighted-average number of common shares outstanding - Diluted	210,660,590	210,632,812	210,627,098

Basic net income per common share attributable to Arcos Dorados Holdings Inc.	$0.71	$0.86	$0.67
Diluted net income per common share attributable to Arcos Dorados Holdings Inc.	$0.71	$0.86	$0.67